Significant Accounting Policies (Policies) - EBP 91-0369590 002 [Member]	12 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
EBP, Basis of Accounting [Policy Text Block]	Basis of accounting - The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, using the accrual method of accounting.
EBP, Use of Estimate [Policy Text Block]	Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires the use of estimates and assumptions that may affect certain amounts and disclosures. Accordingly, actual results could differ from those estimates.
EBP, Investment [Policy Text Block]

Investment valuation - The investments are stated at fair value. The insurance company contract is fully benefit-responsive and therefore stated at contract value. If available, quoted market prices are used to value investments.

Fair value is the price that would be received when selling an asset or paid to transfer a liability (the "exit price") in an orderly transaction between market participants at the measurement date. See Note 3 for discussion of fair value measurements.

EBP, Income Recognition [Policy Text Block]

Income recognition - Purchases and sales of securities are recorded on a trade-date basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The net appreciation in fair value of investments consists of both the realized gains and losses and unrealized appreciation and depreciation of those investments.

EBP, Note Receivable from Participant [Policy Text Block]

Notes receivable from participants - Notes receivable from participants are measured at amortized cost, which represents the unpaid principal balance plus accrued but unpaid interest. Delinquent notes receivable from participants are reclassified as distributions upon the occurrence of a distributable event, based on the terms of the Plan Agreement. A reversal of the prior distribution is recorded if a delinquent note receivable is reinstated. There was no allowance for credit losses at June 30, 2025 or 2024.

EBP, Payment to Participant [Policy Text Block]	Payment of benefits - Benefits are recorded when paid.
EBP, Expense [Policy Text Block]	Expenses - General Plan administrative expenses may be paid out of the forfeiture account or paid by the Company. Investment management, distribution and loan transaction fees are paid by the Plan participants.
EBP, Subsequent Event [Policy Text Block]	Subsequent events - The Plan has evaluated subsequent events for potential recognition and disclosure and determined there are no such events or transactions requiring recognition or disclosure.